Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 4,389	€ 4,834
Fair value of plan assets	(3,622)	(3,793)
Surplus Deficit In Plan	767	1,041
Present value of wholly unfunded obligations 1)	3,183	3,726
Ending Balance	3,950	4,767	€ 4,430
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	4,389	4,834
Fair value of plan assets	(3,622)	(3,793)
Surplus Deficit In Plan	767	1,041
Present value of wholly unfunded obligations 1)	2,890	3,412
Ending Balance	3,657	4,453	4,135
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly unfunded obligations 1)	293	314
Ending Balance	€ 293	€ 314	€ 296